Fair Value Measurements - Summary of Assets and Liabilities That Are Measured At Fair Value On Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Feb. 26, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	$ 88,342,500	$ 107,692,500
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Government Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account—U.S. Treasury Securities	1,725,043,935
Significant Other Observable Inputs (Level 3) [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	56,580,000
Significant Other Observable Inputs (Level 3) [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	$ 31,762,500